Income Taxes - Reconciliation of the Expected Statutory Federal Tax and the Total Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 31, 2021		Dec. 22, 2021		Dec. 31, 2020
Income Tax Disclosure [Abstract]
Federal statutory rate (21%)	$ 7,028		$ (4,133)		$ (1,672)
State income taxes, net of federal benefit	(38)		(245)		0
Pre-closing income held in flow-through entities	0		4,133		1,672
Change in tax status of corporate subsidiaries	0		(2,963)		0
Non-controlling interest in Fathom Holdco, LLC	222		0		0
Remeasurement of Fathom and Sponsor earnout shares	(5,724)
Remeasurement of TRA and warrant liability	(1,662)		0		0
Valuation allowance	171		0		0
Total	$ (3)	[1]	$ (3,208)	[1]	$ 0

[1]	See accompanying notes to the consolidated financial statements.